Note 8 - Exceptional Items	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of exceptional items [text block]
8.	EXCEPTIONAL ITEMS

	2018	2017	2016
Result through exchange transaction of shareholdings (i)	30.0	–	1,240.0
Restructuring (ii)	(175.5)	(105.5)	(79.8)
Result on sale of subsidiary (iii)	78.6	–	–
Acquisition of subsidiary	(1.5)	–	–
Effect of application of IAS 29 (hyperinflation)	(18.0)	–	–
Others	–	(3.2)	(25.9)
	(86.4)	(108.7)	1,134.3

(i) As described in Note
1
(b) Perpetual licensing agreement with Quilmes.

(ii) The restructuring expenses recognized refers mainly to realignment of structure and processes in the Latin America – North and Latin America – South geographical segment.

(iii) As described in Note
1
(b) Sale of subsidiary.